UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: Anthion Management, LLC

Address: 160 Mercer Street
         2nd Floor
         New York, NY 10012



13F File Number: 028-XXXXX

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Brendan McHugh
Title:  Chief Financial Officer
Phone:  (212) 404-6670


Signature, Place and Date of Signing:

/s/ Brendan McHugh             New York, New York         February 14, 2011
-----------------------     ------------------------    ----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:                55

Form 13F Information Table Value Total:          $266,103
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

                                                FORM 13F INFORMATION TABLE
                                                 Anthion Management, LLC
                                                     December 31, 2010

COLUMN 1                         COLUMN  2      COLUMN 3     COLUMN 4          COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8

                                 TITLE OF                     VALUE       SHRS OR   SH/ PUT/  INVSTMNT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                   CLASS          CUSIP       (X$1000)      PRN AMT   PRN CALL  DSCRTN    MANAGERS   SOLE  SHARED NONE
APPLE INC                        COM            037833100     14,456       44,816 SH          SOLE       NONE       44,816
ADOBE SYS INC                    COM            00724F101      7,116      231,200 SH          SOLE       NONE      231,200
AMERICAN DENTAL PARTNERS         COM            025353103      2,122      157,034 SH          SOLE       NONE      157,034
APPLIED MATLS INC                COM            038222105      2,330      165,829 SH          SOLE       NONE      165,829
AVIAT NETWORKS INC               COM            05366Y102      2,219      437,699 SH          SOLE       NONE      437,699
NATUS MEDICAL INC DEL            COM            639050103      6,031      425,322 SH          SOLE       NONE      425,322
BANK OF AMERICA CORPORATION      COM            060505104      6,481      485,800 SH          SOLE       NONE      485,800
BROADRIDGE FINL SOLUTIONS IN     COM            11133T103      7,676      350,000 SH          SOLE       NONE      350,000
CAL MAINE FOODS INC              COM NEW        128030202      2,433       77,030 SH          SOLE       NONE       77,030
CAL MAINE FOODS INC              COM NEW        128030202      1,579       50,000       CALL  SOLE       NONE       50,000
CALIX INC                        COM            13100M509        448       26,502 SH          SOLE       NONE       26,502
CHINACAST EDU CORP               COM            16946T109      1,883      242,640 SH          SOLE       NONE      242,640
CHEMTURA CORP                    COM NEW        163893209     17,151    1,073,261 SH          SOLE       NONE    1,073,261
CNO FINL GROUP INC               COM            12621E103      4,920      725,640 SH          SOLE       NONE      725,640
COVANTA HLDG CORP                COM            22282E102      6,611      384,561 SH          SOLE       NONE      384,561
DEX ONE CORP                     COM            25212W100      2,468      330,846 SH          SOLE       NONE      330,846
DRYSHIPS INC                     SHS            Y2109Q101      5,868    1,068,900 SH          SOLE       NONE    1,068,900
DIRECTV                          COM CL A       25490A101     11,180      280,000 SH          SOLE       NONE      280,000
EMS TECHNOLOGIES INC             COM            26873N108        918       46,400 SH          SOLE       NONE       46,400
FEI CO                           COM            30241L109      3,785      143,298 SH          SOLE       NONE      143,298
FOSTER WHEELER AG                COM            H27178104      1,923       55,720 SH          SOLE       NONE       55,720
GAMESTOP CORP NEW                CL A           36467W109      9,538      416,858 SH          SOLE       NONE      416,858
GRAPHIC PACKAGING HLDG CO        COM            388689101      1,392      357,853 SH          SOLE       NONE      357,853
HARTFORD FINL SVCS GROUP INC     COM            416515104     12,034      454,300 SH          SOLE       NONE      454,300
HARTFORD FINL SVCS GROUP INC     COM            416515104     18,543      700,000       CALL  SOLE       NONE      700,000
IAC INTERACTIVECORP              COM PAR $.001  44919P508     10,459      364,418 SH          SOLE       NONE      364,418
ICO GLOBAL COMM HLDGS LTD DE     CL A           44930K108      1,395      929,912 SH          SOLE       NONE      929,912
IMRIS INC                        COM            45322N105      2,631      457,536 SH          SOLE       NONE      457,536
JDA SOFTWARE GROUP INC           COM            46612K108      2,394       85,500 SH          SOLE       NONE       85,500
KBR INC                          COM            48242W106      2,267       74,385 SH          SOLE       NONE       74,385
LAM RESEARCH CORP                COM            512807108      3,515       67,874 SH          SOLE       NONE       67,874
LIBERTY MEDIA CORP NEW           LIB STAR COM A 53071M708      8,638      129,941 SH          SOLE       NONE      129,941
MEDNAX INC                       COM            58502B106      4,710       70,000 SH          SOLE       NONE       70,000
MENTOR GRAPHICS CORP             COM            587200106      2,460      205,000 SH          SOLE       NONE      205,000
MI DEVS INC                      CL A SUB VTG   55304X104      6,791      250,581 SH          SOLE       NONE      250,581
MUELLER INDS INC                 COM            624756102      1,889       57,770 SH          SOLE       NONE       57,770
OCWEN FINL CORP                  COM NEW        675746309      3,712      389,094 SH          SOLE       NONE      389,094
OCCAM NETWORKS INC               COM NEW        67457P309      2,205      254,343 SH          SOLE       NONE      254,343
ORBITZ WORLDWIDE INC             COM            68557K109      1,231      220,241 SH          SOLE       NONE      220,241
PLAINS EXPL& PRODTN CO           COM            726505100      6,668      207,459 SH          SOLE       NONE      207,459
ROYAL BK SCOTLAND GROUP PLC      ADR PREF SER N 780097770        717       49,264 SH          SOLE       NONE       49,264
REGAL ENTMT GROUP                CL A           758766109      3,518      299,653 SH          SOLE       NONE      299,653
SAUER-DANFOSS INC                COM            804137107      3,614      127,928 SH          SOLE       NONE      127,928
SKECHERS U S A INC               CL A           830566105      3,700      185,000 SH          SOLE       NONE      185,000
STANLEY BLACK & DECKER INC       COM            854502101      6,687      100,000 SH          SOLE       NONE      100,000
TECUMSEH PRODS CO                CL A           878895200      4,335      332,155 SH          SOLE       NONE      332,155
TERADYNE INC                     COM            880770102      1,412      100,551 SH          SOLE       NONE      100,551
TOMOTHERAPY INC                  COM            890088107      1,211      335,464 SH          SOLE       NONE      335,464
VODAFONE GROUP PLC NEW           SPONS ADR NEW  92857W209      3,376      127,700 SH          SOLE       NONE      127,700
VALEANT PHARMACEUTICALS INTL     COM            91911K102      6,648      235,000 SH          SOLE       NONE      235,000
WELLCARE HEALTH PLANS INC        COM            94946T106      3,160      104,553 SH          SOLE       NONE      104,553
XEROX CORP                       COM            984121103      5,120      444,424 SH          SOLE       NONE      444,424
AMERICAN INTL GROUP INC          COM NEW        026874784      2,881       50,000       PUT   SOLE       NONE       50,000
IMAX CORP                        COM            45245E109      5,614      200,000       PUT   SOLE       NONE      200,000
POWER ONE INC NEW                COM            73930R102      2,040      200,000       PUT   SOLE       NONE      200,000

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